Stockholders' Equity - Common Stock Shares (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2021 shares	Jan. 08, 2021 $ / shares	Oct. 23, 2020 shares
Class of Stock [Line Items]
Common shares, shares outstanding	10,062,500
Class A Common Stock
Class of Stock [Line Items]
Shares authorized	400,000,000	400,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share	1
Common shares, shares issued	0	5,013,105
Common shares, shares outstanding	0	5,013,105
Class A common stock subject to possible redemption, issued (in shares)		35,236,895
Total redeemable convertible preferred stock, Shares	0	35,236,895
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Total redeemable convertible preferred stock, Shares	0	35,236,895
Class B Common Stock
Class of Stock [Line Items]
Shares authorized	40,000,000	40,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share		1
Conversion ratio	1	1
Common shares, shares issued	10,062,500	10,062,500
Common shares, shares outstanding	10,062,500	10,062,500	10,062,500
Class B Common Stock | Over-allotment option
Class of Stock [Line Items]
Shares subject to forfeiture	1,312,500				1,312,500
Shares no longer subject to forfeiture	1,312,500
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%